Income Tax (Details) - Schedule of income tax provision - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
State
Income tax provision	$ 0	$ 0		$ 0	$ 0	$ 0
CM Life Sciences, Inc.
Federal
Current			$ 0
Deferred			(40,371)
State
Current			0
Deferred			0
Change in valuation allowance			40,371
Income tax provision			$ 0